UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ            OCTOBER 17, 2012
----------------------          ---------------           ------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            22

Form 13F Information Table Value Total:            $89,838
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
ADVANTAGE OIL & GAS LTD CMN        COM    00765F101   6,563  1,750,000 SH          SOLE         No       X
BILL BARRETT CORPORATION CMN       COM    06846N104   6,812    275,000 SH          SOLE         No       X
CLEAN ENERGY FUELS CORP CMN        COM    184499101   3,399    258,100 SH          SOLE         No       X
COMSTOCK RESOURCES INC(NEW) CMN    COM    205768203   5,974    325,000 SH          SOLE         No       X
CALL/CRK @  20 EXP 12/22/2012      CALL   205768903     319      2,500 SH    CALL  SOLE         No                   X
EXCO RESOURCES INC CMN             COM    269279402   6,008    750,000 SH          SOLE         No       X
CALL/XCO  @  8 EXP 03/16/2013      CALL   269279902     263      2,500 SH    CALL  SOLE         No                   X
ENCANA CORPORATION CMN             COM    292505104   6,576    300,000 SH          SOLE         No       X
CALL/ECA @  25 EXP 01/19/2013      CALL   292505904      55      1,000 SH    CALL  SOLE         No                   X
CALL/ECA @  24 EXP 01/19/2013      CALL   292505904     200      2,500 SH    CALL  SOLE         No                   X
FOREST OIL CORPORATION CMN         COM    346091705   6,760    800,000 SH          SOLE         No       X
CALL/FST @  10 EXP 01/19/2013      CALL   346091905     175      2,500 SH    CALL  SOLE         No                   X
PETROQUEST ENERGY, INC. CMN        COM    716748108   4,026    600,000 SH          SOLE         No       X
QEP RESOURCES, INC. CMN            COM    74733V100   6,332    200,000 SH          SOLE         No       X
QUICKSILVER RESOURCES INC CMN      COM    74837R104   6,135  1,500,000 SH          SOLE         No       X
RANGE RESOURCES CORPORATION CMN    COM    75281A109   3,494     50,000 SH          SOLE         No       X
SOUTHWESTERN ENERGY CO. CMN        COM    845467109   5,217    150,000 SH          SOLE         No       X
ULTRA PETROLEUM CORP CMN           COM    903914109   9,342    425,000 SH          SOLE         No       X
UNITED STATES OIL FUND LP ETF      ETF    91232N108     853     25,000 SH          SOLE         No       X
WESTPORT INNOVATIONS INC CMN       COM    960908309   2,784    100,000 SH          SOLE         No       X
WPX ENERGY, INC. CMN               COM    98212B103   8,295    500,000 SH          SOLE         No       X
CALL/WPX @  17.5 EXP 01/19/2013    CALL   98212B903     256      2,500 SH     CALL SOLE         No                    X
                                                     89,838